CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 2,384,877,108	$ 2,162,194,240
Investments in associates	1,225,330	981,530
Financial assets measured at amortized cost	0	233,423,075
Deferred income tax assets	4,914	0
Other receivables	437,399	78,380
Total non-current assets	2,386,544,751	2,396,677,225
Current assets
Other receivables	51,807,641	81,116,032
Inventories	3,664,704	16,700,896
Trade receivables	156,016,473	110,627,111
Contract assets	26,063	43,383
Financial assets measured at amortized cost	271,609,495	229,365,109
Financial assets at fair value through profit or loss	464,955,449	473,717,157
Cash and cash equivalents	59,973,684	14,370,655
Total current assets	1,008,053,509	925,940,343
Total assets	3,394,598,260	3,322,617,568
EQUITY
Common stock	738,540,164	738,540,164
Treasury shares	40,945,570	40,945,570
Cost of acquisition of treasury shares	(74,082,856)	(74,082,856)
Additional paid-up capital	(21,490,781)	(21,490,781)
Legal reserve	100,182,840	97,622,216
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	1,079,251,752	1,030,599,907
Accumulated retained earnings	370,163,706	51,212,469
Equity attributable to equity holders of the parent	2,233,510,395	1,863,346,689
Non-controlling interests	1,784	1,995
Total equity	2,233,512,179	1,863,348,684
Non-current liabilities
Deferred tax liabilities	178,701,020	184,193,701
Taxes payables	0	204,959
Contract liabilities	111,716,068	119,360,467
Loans	501,713,249	895,185,496
Total non-current liabilities	792,130,337	1,198,944,623
Current liabilities
Provisions	421,095	5,388,809
Contract liabilities	7,462,653	9,835,782
Other payables	243,983	161,960
Taxes payables	10,773,589	5,527,089
Income tax payable	175,487,218	3,102,955
Payroll and social security taxes payable	19,448,300	13,556,405
Loans	78,396,382	131,893,312
Trade payables	76,722,524	90,857,949
Total current liabilities	368,955,744	260,324,261
Total liabilities	1,161,086,081	1,459,268,884
Total equity and liabilities	$ 3,394,598,260	$ 3,322,617,568